Fair Value Of Financial Instruments (Estimated Fair Values Of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012	Dec. 31, 2011	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]
Financial liabilities:
Notes payable, Carrying Amount			$ 35,471	$ 13,248							$ 74,009
Senior Notes, Carrying Amount	283,500	283,483		325,000	325,000	325,000					489,483			66,704	138,912	77,867
Senior Secured Debt, Carrying Amount													206,000
Notes payable, Fair Value			35,471	13,248							74,009
Senior Notes, Fair Value					342,875	338,000								20,469	40,614	21,742
Senior Secured Debt, Fair Value													$ 235,000